UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey, Kennett Square, PA.
                                                                    7/12/01
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      105

FORM 13F INFORMATION TABLE VALUE TOTAL:      $188,811


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name



                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                            June 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101     1155 175000.00SH       Sole                175000.00
Aeroflex Inc.                  COM              007768104     1575 150000.00SH       Sole                150000.00
Agrium Inc.                    COM              008916108     1500 150000.00SH       Sole                150000.00
Albertson's Inc.               COM              013104104     1500 50000.00 SH       Sole                 50000.00
Alcoa, Inc.                    COM              013817101      473 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      466 12006.00 SH       Sole                 12006.00
American Management Systems, I COM              027352103      765 32400.00 SH       Sole                 32400.00
Antex Biologics, Inc.          COM              03672W308      519 300000.00SH       Sole                300000.00
Arch Coal, Inc.                COM              039380100     1940 75000.00 SH       Sole                 75000.00
Atrix Laboratories, Inc.       COM              04962L101     4148 175000.00SH       Sole                175000.00
Axsys Technologies, Inc.       COM              054615109     1187 100000.00SH       Sole                100000.00
BB&T Corp.                     COM              054937107      617 16800.00 SH       Sole                 16800.00
BP Amoco PLC                   COM              055622104      509 10215.00 SH       Sole                 10215.00
Biotime Inc.                   COM              09066L105      154 20000.00 SH       Sole                 20000.00
Bitstream Inc.                 COM              091736108      998 325000.00SH       Sole                325000.00
C-COR.net Corporation          COM              125010108     2160 180000.00SH       Sole                180000.00
CMGI,Inc.                      COM              125750109       36 12000.00 SH       Sole                 12000.00
CMS Energy Corp.               COM              125896100     2785 100000.00SH       Sole                100000.00
CTN Media Group, Inc.          COM              12643W107      300 200000.00SH       Sole                200000.00
Cabletron Systems, Inc.        COM              126920107     3428 150000.00SH       Sole                150000.00
Cantel Medical Corp.           COM              138098108     2417 90000.00 SH       Sole                 90000.00
Caremark Rx, Inc.              COM              141705103     2056 125000.00SH       Sole                125000.00
Carpenter Technology Corp.     COM              144285103     1757 60000.00 SH       Sole                 60000.00
Century Aluminum Co.           COM              156431108     1604 100000.00SH       Sole                100000.00
Charming Shoppes, Inc.         COM              161133103     1828 304738.00SH       Sole                304738.00
Colgate Palmolive Co.          COM              194162103      684 11600.00 SH       Sole                 11600.00
Concurrent Computer Corp.      COM              206710204      700 100000.00SH       Sole                100000.00
Conexant Systems Inc.          COM              207142100      671 75000.00 SH       Sole                 75000.00
Conoco Inc. Class B            COM              208251405     1027 35531.00 SH       Sole                 35531.00
Critical Path, Inc.            COM              22674V100      102 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104     3132 85000.00 SH       Sole                 85000.00
Dell Computer Corp.            COM              247025109     1344 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     1575 30000.00 SH       Sole                 30000.00
E. I. duPont de Nemours & Co., COM              263534109     4250 88111.00 SH       Sole                 88111.00
EXCO Resources,Inc.5% Converti COM              269279303      473 25000.00 SH       Sole                 25000.00
El Paso Corp.                  COM              28336L109      336  6400.00 SH       Sole                  6400.00
Electric Fuel Corp.            COM              284871100      508 200000.00SH       Sole                200000.00
Exxon Mobil Corp.              COM              302290101      662  7582.00 SH       Sole                  7582.00
F5 Networks, Inc.              COM              315616102     1054 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     2300 100000.00SH       Sole                100000.00
FuelCell Energy, Inc.          COM              35952H106     1385 60000.00 SH       Sole                 60000.00
Genencor International Inc.    COM              368709101     1192 75000.00 SH       Sole                 75000.00
General Electric Co.           COM              369604103     4179 85716.00 SH       Sole                 85716.00
Grant Prideco, Inc.            COM              38821G101     2099 120000.00SH       Sole                120000.00
Grey Wolf, Inc.                COM              397888108     2400 600000.00SH       Sole                600000.00
Harrah's Entertainment Inc.    COM              413619107     2118 60000.00 SH       Sole                 60000.00
Hilb, Rogal & Hamilton Co.     COM              431294107     3938 90000.00 SH       Sole                 90000.00
IGEN International, Inc.       COM              449536101    12220 470000.00SH       Sole                470000.00
Insight Enterprises, Inc.      COM              45765U103     1563 63787.00 SH       Sole                 63787.00
Intrado Inc.                   COM              78388X105     2146 125000.00SH       Sole                125000.00
Johnson & Johnson              COM              478160104      784 15686.00 SH       Sole                 15686.00
Kensey Nash Corp.              COM              490057106     2134 127500.00SH       Sole                127500.00
Kent Electronics Corp.         COM              490553104      243 11300.00 SH       Sole                 11300.00
Lehman Brothers Holdings, Inc. COM              524908100      433  5600.00 SH       Sole                  5600.00
Lennar Corp.                   COM              526057104     2085 50000.00 SH       Sole                 50000.00
Levcor International, Inc.     COM              52729D102      200 50000.00 SH       Sole                 50000.00
Level 8 Systems, Inc.          COM              52729M102     1206 255000.00SH       Sole                255000.00
MagneTek, Inc.                 COM              559424106     2500 200000.00SH       Sole                200000.00
Markel Corp.                   COM              570535104     1572  8000.00 SH       Sole                  8000.00
Massey Energy Co.              COM              576206106     3952 200000.00SH       Sole                200000.00
Merck & Co.                    COM              589331107     5041 78872.00 SH       Sole                 78872.00
Minnesota Mng. & Mfg. Co.      COM              604059105      380  3330.00 SH       Sole                  3330.00
Mitchell Energy & Development  COM              606592202     3262 70000.00 SH       Sole                 70000.00
NMS Communications             COM              629248105     1400 200000.00SH       Sole                200000.00
Nematron Corp.                 COM              640441101      777 1493425.00SH      Sole               1493425.00
Newfield Exploration Co.       COM              651290108     3366 105000.00SH       Sole                105000.00
Novadigm Inc.                  COM              669937104     1766 157000.00SH       Sole                157000.00
Novell, Inc.                   COM              670006105      273 48000.00 SH       Sole                 48000.00
Novellus Systems Inc.          COM              670008101      341  6000.00 SH       Sole                  6000.00
Optibase Ltd.                  COM              M7524R108      710 130000.00SH       Sole                130000.00
Packeteer, Inc.                COM              695210104     5012 400000.00SH       Sole                400000.00
Paradigm Genetics Inc.         COM              69900R106     1800 200000.00SH       Sole                200000.00
Pathmark Stores Inc.           COM              70322A101     2706 110000.00SH       Sole                110000.00
Patterson-UTI Energy Inc.      COM              703414102      894 50000.00 SH       Sole                 50000.00
Penn Virginia Corp.            COM              707882106      823 25000.00 SH       Sole                 25000.00
Pepsico Inc.                   COM              713448108     1438 32524.00 SH       Sole                 32524.00
Pharmanetics Inc.              COM              71713J107     1682 160000.00SH       Sole                160000.00
Phillips-Van Heusen Corp.      COM              718592108     1188 82500.00 SH       Sole                 82500.00
Photronics Inc.                COM              719405102     1540 60000.00 SH       Sole                 60000.00
Placer Dome, Inc.              COM              725906101      735 75000.00 SH       Sole                 75000.00
Polycom, Inc.                  COM              73172K104     3464 150000.00SH       Sole                150000.00
Prima Energy Corp.             COM              741901201     1205 50000.00 SH       Sole                 50000.00
Qlogic Corp.                   COM              747277101     3590 55700.00 SH       Sole                 55700.00
Quaker Fabric Corp.            COM              747399103     1271 124000.00SH       Sole                124000.00
Redback Networks Inc.          COM              757209101      892 100000.00SH       Sole                100000.00
SafeNet Inc.                   COM              78645R107     2000 200000.00SH       Sole                200000.00
Science Dynamics Corp.         COM              808631105      223 371000.00SH       Sole                371000.00
Secure Computing Corp.         COM              813705100     1964 125000.00SH       Sole                125000.00
Smith & Wollensky Restaurant G COM              831758107      560 100000.00SH       Sole                100000.00
Spinnaker Exploration Co.      COM              84855W109     4385 110000.00SH       Sole                110000.00
Sun Microsystems, Inc.         COM              866810104     1572 100000.00SH       Sole                100000.00
Symmetricom Inc.               COM              871543104     4177 285300.00SH       Sole                285300.00
Tekelec                        COM              879101103     1897 70000.00 SH       Sole                 70000.00
Teledyne Technologies,Inc.     COM              879360105     1520 100000.00SH       Sole                100000.00
Tredegar Corp.                 COM              894650100     2451 128000.00SH       Sole                128000.00
Tyco International             COM              902124106     3271 60000.00 SH       Sole                 60000.00
UCBH Holdings, Inc.            COM              90262T308     2276 75000.00 SH       Sole                 75000.00
Unifi, Inc.                    COM              904677101     1275 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     3124 110000.00SH       Sole                110000.00
Wal-Mart Stores, Inc.          COM              931142103     1171 24000.00 SH       Sole                 24000.00
Whitehall Jewellers, Inc.      COM              965063100     2308 252000.00SH       Sole                252000.00
Willbros Group, Inc.           COM              969199108     1950 150000.00SH       Sole                150000.00
Williams Control, Inc.         COM              969465103       60 40000.00 SH       Sole                 40000.00
Wilmington Trust Corp.         COM              971807102     1504 24000.00 SH       Sole                 24000.00
Zale Corp.                     COM              988858106     2528 75000.00 SH       Sole                 75000.00
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